Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
ASSETS
Cash and cash equivalents	$ 284,049	$ 781,843
Available-for-sale securities	2,380,563	3,049,442
Held-to-maturity securities	1,643,216	1,548,265
Loans receivable, net	9,170,634	8,324,798
Interest receivable	40,429	52,037
Premises and equipment, net	276,247	257,543
Real estate owned	61,098	83,962
FHLB & FRB stock	107,198	158,839
Bank owned life insurance	102,496	0
Intangible assets, including goodwill of $291,503	299,358	302,909
Federal and state income taxes, net	14,513	16,515
Other assets	188,523	179,888
Total assets	14,568,324	14,756,041
Customer accounts
Transaction deposit accounts	5,820,878	5,490,687
Time deposit accounts	4,810,825	5,226,241
Customer accounts	10,631,703	10,716,928
FHLB advances	1,830,000	1,930,000
Advance payments by borrowers for taxes and insurance	50,224	29,004
Accrued expenses and other liabilities	100,718	106,826
Total liabilities	12,612,645	12,782,758
Stockholders’ equity
Common stock, $1.00 par value, 300,000,000 shares authorized; 133,695,803 and 133,322,909 shares issued; 92,936,395 and 98,404,705 shares outstanding	133,696	133,323
Paid-in capital	1,643,712	1,638,211
Accumulated other comprehensive income, net of taxes	353	20,708
Treasury stock, at cost; 40,759,408 and 34,918,204 shares	(651,836)	(525,108)
Retained earnings	829,754	706,149
Total stockholders’ equity	1,955,679	1,973,283
Total liabilities and stockholders’ equity	$ 14,568,324	$ 14,756,041